PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) SFr in Millions	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Software
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	SFr (10.9)